CONSOLIDATED BALANCE SHEETS (FY) (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2023		Dec. 31, 2022		Jun. 30, 2022	Dec. 31, 2021
Assets
Operating right of use assets, net	$ 43,439	[1]	$ 43,724	[1],[2]		$ 0	[2]
Liabilities
Accounts payable	122,168	[3]	106,495	[3],[4]		92,908	[4]
Current portion operating lease liability	7,113	[5]	9,177	[5],[6]		0	[6]
Long-term operating lease liabilities	$ 39,527	[7]	$ 37,224	[7],[8]		$ 0	[8]
Class A Units [Member]
Members' equity
Units outstanding (in units)	7,725		7,725			7,725
Class A-1 Units [Member]
Members' equity
Units outstanding (in units)	904		730			730
Class B Units [Member]
Members' equity
Units outstanding (in units)	0		0			0
Related Party [Member]
Assets
Operating right of use assets, net	$ 12,015		$ 13,077
Liabilities
Accounts payable	117,831		102,113		$ 102,100	$ 88,799
Current portion operating lease liability	1,923		1,836
Long-term operating lease liabilities	$ 10,514		$ 11,631

[1]	Includes related party operating right-of-use assets, net of $12,015 and $13,077 at June 30, 2023 and December 31, 2022, respectively
[2]	Includes related party operating lease right-of-use assets, net of $13,077 at December 31, 2022
[3]	Includes amounts due to related party of $117,831 and $102,113 at June 30, 2023 and December 31, 2022, respectively
[4]	Includes amounts due to related party of $102,113 and $88,799 at December 31, 2022 and 2021, respectively
[5]	Includes related party current portion of operating lease liabilities of $1,923 and $1,836 at June 30, 2023 and December 31, 2022, respectively
[6]	Includes related party current portion of operating lease liabilities of $1,836 at December 31, 2022
[7]	Includes related party long-term operating lease liabilities of $10,514 and $11,631 at June 30, 2023 and December 31, 2022, respectively
[8]	Includes related party long-term operating lease liabilities of $11,631 at December 31, 2022